Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS:
Cash		$ 9,083,602	$ 7,461,630
Short-term investments		21,020,722	22,168,607
Accounts receivable, net		5,478,436	5,807,386
Inventories, net		5,754,146	4,923,164
Advance to suppliers - a related party		639,028
Prepaid expenses and other current assets		2,527,528	3,676,136
TOTAL CURRENT ASSETS		44,556,915	44,143,213
NON-CURRENT ASSETS:
Operating lease right-of-use assets		50,642	85,157
Property, plant and equipment, net		9,849,841	7,895,385
Land use right, net		1,124,634	1,102,802
Deferred tax assets, net		243,700	141,801
Other non-current assets		13,059
TOTAL NON-CURRENT ASSETS		11,281,876	9,225,145
TOTAL ASSETS		55,838,791	53,368,358
CURRENT LIABILITIES:
Short-term bank loans		17,979,816	18,837,468
Accounts payable		2,603,358	3,256,624
Accrued liabilities and other payables		510,611	673,472
Deferred revenue		452,720	495,357
Taxes payable		287,485	302,317
Operating lease liabilities, current		57,433	72,645
TOTAL CURRENT LIABILITIES		22,822,947	23,795,891
NON-CURRENT LIABILITY:
Long-term bank loan		2,867,040
TOTAL NON-CURRENT LIABILITY		2,867,040
TOTAL LIABILITIES		25,689,987	23,795,891
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]		7,827
Additional paid-in capital		6,749,144	6,749,144
Statutory reserves		2,864,741	2,864,741
Retained earnings		20,833,243	20,940,978
Accumulated other comprehensive loss		(135,061)	(923,968)
TOTAL SHAREHOLDERS’ EQUITY		30,319,894	29,638,722
Non-controlling interest		(171,090)	(66,255)
TOTAL EQUITY		30,148,804	29,572,467
TOTAL LIABILITIES AND EQUITY		55,838,791	53,368,358
Related Party
CURRENT ASSETS:
Accounts receivable - related parties		35,600	106,290
Due from a related party		17,853
CURRENT LIABILITIES:
Deferred revenue - related parties		182,385	115,876
Due to related parties		749,139	42,132
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	6,827
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	$ 1,000

[1]	Retrospectively adjusted to reflect the 1-for-20 reverse share split effective on March 16, 2026.